Subsequent Events (Details) $ / shares in Units, ₪ in Thousands, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 13, 2021 USD ($) $ / shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 13, 2021 ILS (₪)	Apr. 13, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 ILS (₪)	Dec. 31, 2019 shares	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			13,000						31,000
Total consideration										$ 260,000
Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 238,000
Ownership interest	12.00%
Acquisition of CPV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration						$ 648,000
Non-adjusting events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend per share | $ / shares	$ 1.86
Dividend amount	$ 100,000
Dividend payment date	May 06, 2021
China, Yuan Renminbi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration | ¥											¥ 1,690,000
China, Yuan Renminbi [Member] | Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration | ¥					¥ 1,560,000
Deposit | ¥					78,000
First Payment | ¥					312,000
Second Payment | ¥					390,000
Third Payment | ¥					390,000
Fourth Payment | ¥					¥ 390,000
OPC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest			58.60%
Total consideration							$ 2,000
OPC [Member] | NIS
Disclosure of non-adjusting events after reporting period [line items]
Total consideration | ₪								₪ 5,000
OPC [Member] | Altshuler Shaham Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			10,300,000
Shares issued price per share | $ / shares			$ 0.01
OPC [Member] | Offerees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued price per share | $ / shares			$ 34
Shares issued, value			$ 109,000
Issuance expenses			1,000
OPC [Member] | Offerees [Member] | NIS
Disclosure of non-adjusting events after reporting period [line items]
Shares issued, value			350,000
Issuance expenses			$ 4,000
OPC [Member] | Fully diluted basis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest			58.20%
ZIM [Member] | Initial Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		15,000,000
Shares issued, value		$ 225,000
ZIM [Member] | Fully diluted basis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest			32.00%
ZIM [Member] | Fully diluted basis [Member] | Initial Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest		28.00%
Gnrgy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 20,000
Ownership interest	51.00%
Gnrgy [Member] | NIS
Disclosure of non-adjusting events after reporting period [line items]
Total consideration | ₪				₪ 67,000